Filed Pursuant to Rule 497(e)
                                                   1933 Act File No. 333-108229
                                                   1940 Act File No. 811-21419

                                 HENNESSY FUNDS
                                                              September 18, 2009
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              Supplement to the Prospectus dated February 27, 2009

                        Hennessy Select SPARX Japan Fund
                      (formerly known as SPARX Japan Fund)

               Hennessy Select SPARX Japan Smaller Companies Fund
             (formerly known as SPARX Japan Smaller Companies Fund)

                     SPARX Asia Pacific Opportunities Fund

                     SPARX Asia Pacific Equity Income Fund

HENNESSY SELECT SPARX JAPAN FUND
HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

Hennessy Transaction
--------------------

On September 17, 2009, the shareholders of the SPARX Japan Fund and the SPARX Japan Smaller Companies Fund, each a series of SPARX Asia Funds (to be renamed Hennessy SPARX Funds Trust ), approved Hennessy Advisors, Inc. ("Hennessy Advisors") as the investment advisor to the Funds. Hennessy Advisors replaces SPARX Investment & Research, USA, Inc., which previously served as the investment advisor to the SPARX Japan Fund and the SPARX Japan Smaller Companies Fund. With the approval of the shareholders of the Funds, Hennessy Advisors has retained SPARX Asset Management Co., Ltd., as the Funds' sub-advisor.

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945, has been providing investment advisory services since 1989. Hennessy Advisors currently acts as the investment advisor for eight other mutual funds: the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Focus 30 Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Select Large Value Fund.

In connection with Hennessy Advisors becoming the investment advisor to the Funds, the Trust changed its name to "Hennessy SPARX Funds Trust," and each of the Funds was renamed as follows: the "Hennessy Select SPARX Japan Fund" and the "Hennessy Select SPARX Japan Smaller Companies Fund."

A discussion regarding the basis for the approval of the investment advisory and sub-investment advisory agreements for each Fund will be available in the Funds' annual report to shareholders for the fiscal year ending October 31, 2009. The Statement of Additional Information for the Funds, which is incorporated by reference into the Prospectus, contains a description of the Funds' policies and procedures respecting disclosure of its portfolio holdings.

Additional Changes to Prospectus Related to Transaction
-------------------------------------------------------

     1. All references to SPARX Asia Funds in the Prospectus shall be deemed to refer to Hennessy SPARX Funds Trust; all references to SPARX Japan Fund in the Prospectus shall be deemed to refer to Hennessy Select SPARX Japan Fund; all references to SPARX Japan Smaller Companies Fund in the Prospectus shall be deemed to refer to Hennessy Select SPARX Japan Smaller Companies Fund; all references to SPARX Investment & Research, USA, Inc. or the investment advisor to the Funds in the Prospectus shall be deemed to refer to Hennessy Advisors, Inc.; all references to the defined term SPARX USA in the Prospectus are deleted, except for the references on page 9 and page 11, which shall be deemed to refer to Hennessy Advisors, Inc.; and all references to the defined term SPARX Japan in the Prospectus shall be deemed to refer to the defined term SPARX.

     2. All references to Investor shares in the Prospectus shall be deemed to refer to Original Class shares; and all references to Institutional shares in the Prospectus shall be deemed to refer to Institutional Class shares.

     3. All references to the website www.sparxasiafunds.com shall be deemed to refer to www.hennessyfunds.com.

     4. The discussion under the heading "Portfolio Managers - Code of Ethics," on page 17, is deleted in its entirety; the last sentence of the first paragraph under the heading "Buying and Selling Shares and Other Shareholder Information - Dividends, Distributions and Taxes," on page 25, is deleted in its entirety; the discussion under the heading "Buying and Selling Shares and Other Shareholder Information - Other Shareholder Information," on page 27, is deleted in its entirety.

Changes to Prospectus Related to New Service Providers
------------------------------------------------------

Effective as of October 12, 2009, the Funds' transfer agent will be U.S. Bancorp Fund Services LLC and the Funds' custodian will be U.S. Bank, N.A. As of such date, the following changes shall apply:

     1. All references to PNC Global Investment Servicing (U.S.) Inc. in the Prospectus shall be deemed to refer to U.S. Bancorp Fund Services LLC; and all references to PNC Bank in the Prospectus shall be deemed to refer to U.S. Bank, N.A.

     2.   The addresses for buying and selling shares will be:

             For regular mail delivery:         For overnight delivery:
             Hennessy Funds                     Hennessy Funds
             c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
             P.O. Box 701                       615 East Michigan St., 3rd Floor
             Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     3. The telephone numbers for investors to contact the transfer agent about their accounts and buying and selling shares will be 1-800-261-6950 or 1-414-765-4124, and the times during which investors may call will be between 9:00 a.m. and 8:00 p.m., Eastern time/6:00 a.m. and 5:00 p.m., Pacific time.

     4. The telephone numbers for investors to call for information or assistance will be 1-800-966-4354 or 1-414-899-155, and the address to write to will be:

             The Hennessy Funds
             7250 Redwood Blvd.
             Suite 200
             Novato, CA 94945

     5.   The information for wiring funds will be:

             Hennessy Funds
             c/o U.S. Bank, N.A.          Credit: U.S. Bancorp Fund Services LLC
             777 E. Wisconsin Ave.        Account Number: 112-952-137
             Milwaukee, WI 53202          Further Credit: Mutual fund name,
             ABA# 075000022               shareholder name and account number

     6. The following account minimums and fees will apply (the redemption fee and exchange fee will remain the same), also the annual IRA maintenance fee is $15 (capped at $30 per social security number), and the Funds may waive the minimum investment requirements from time to time:

             ACCOUNT AND PURCHASE MINIMUMS

             Original Class Shares                                 $2,500

             Institutional Class Shares                            $250,000

             Individual Retirement Account                         $250

             Additional Purchase - Original Class Shares           $100

             Additional Purchase - Institutional Class Shares      $100

             REDEMPTION AMOUNTS

             Minimum                                               None

             Maximum before Signature Guarantee                    $100,000
             Required - Original Class Shares

             Maximum before Signature Guarantee                    None
             Required - Institutional Class Shares

             NON-SUFFICIENT FUNDS                                  $25

             WIRE TRANSFER FEE                                     $15

     7. The discussion under the heading "Buying and Selling Shares and Other Shareholder Information - Selling Shares - Small Accounts," on page 25, will be deleted and replaced in its entirety with the following discussion:

               "Original Class Shares. A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

               Institutional Class Shares. With respect to the Japan Fund, if your Institutional Class shares of the account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares into Original Class shares of the Japan Fund, at which time your account will be subject to the involuntary redemption policies and procedures for Original Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges."

SPARX ASIA PACIFIC OPPORTUNITIES FUND
SPARX ASIA PACIFIC EQUITY INCOME FUND

Effective as of September 15, 2009, the SPARX Asia Pacific Opportunities Fund and the SPARX Asia Pacific Equity Income Fund were liquidated. As of such date, the following changes shall apply:

     8. All references to SPARX Asia Pacific Opportunities Fund and Asia Pacific Opportunities Fund are deleted in their entirety, including any related disclosure that applies only to the SPARX Asia Pacific Opportunities Fund or the SPARX Asia Pacific Equity Income Fund.

     9. All references to SPARX Asia Pacific Equity Income Fund and Asia Pacific Equity Income Fund are deleted in their entirety, including any related disclosure that applies only to the SPARX Asia Pacific Opportunities Fund or the SPARX Asia Pacific Equity Income Fund.

     10. All references to PMA Capital Management Limited or PMACM are deleted in their entirety, including any related disclosure; and all references to PMA Investment Advisors, Limited or PMAIA are deleted in their entirety, including any related disclosure.